Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
Raw materials, consumables, repairs and maintenance	$ 10,613	$ 9,286	$ 8,760
Amortisation of intangible assets	133	177	227
Depreciation of property, plant and equipment	3,882	4,198	4,567
Employment costs	4,728	4,765	4,881
Shipping and other freight costs	2,580	2,338	1,454
(Increase)/decrease in finished goods and work in progress	(186)	(82)	87
Royalties	2,117	2,228	1,889
Amounts charged by equity accounted units	1,200	980	1,184
Net foreign exchange (gains)/losses	(56)	61	38
Other external costs	3,184	3,967	3,512
Gain on sale of property, plant and equipment	(506)	(32)	(40)
Provisions (including exchange differences on provisions)	1,011	527	1,404
Research and development	45	58	60
Costs included above qualifying for capitalisation	(589)	(486)	(521)
Other operating income	(1,041)	(1,002)	(703)
Net operating costs (excluding items shown separately)	$ 27,115	$ 26,983	$ 26,799